Segment and geographic information	12 Months Ended
Mar. 31, 2026
Segment and Geographic Information [Abstract]
Segment and geographic information
23. Segment and geographic information:
Operating segments—

Nomura’s operating management and management reporting are prepared based on the Wealth Management, the Investment Management, the Wholesale, and the Banking segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Please refer to Note 4 “
Revenue from services provided to customers
” for types of products and services offered by each reportable segment and corresponding revenue. Nomura established a new Banking Division on April 1, 2025.
In its Wealth Management, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for Japanese and overseas investors, investment and management for investment vehicles and for funds for institutional investors, and management of silent partnerships (“
Tokumei kumiai
”). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory. In its Banking segment, Nomura leverages the strengths of The Nomura Trust and Banking Co., Ltd. and Nomura Bank (Luxembourg) S.A. in private markets and bespoke products and meets the diverse needs of clients in areas such as asset building and estate planning. Nomura completed the Macquarie Acquisition on December 1, 2025. Results of the acquired business are reported under the Investment Management segment from December 1, 2025 onwards.
Nomura’s Chief Operating Decision Maker (“CODM”) is the Executive Management Board (“EMB”) which is the management function primarily responsible for assessing performance of and allocating resources to the business segments.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. The EMB reviews business segment results including
Net revenue
,
Non-interest expenses
, and
Income before income taxes
on a regular basis. The EMB uses these measures along with certain segment-specific KPIs and budgets to evaluate segment performance and to make key operating decisions, including resource and capital allocations. Business segments’ information on total assets is not disclosed as EMB does not consider such information for its operating decisions and therefore, it is not reported.
Amounts for prior periods have been reclassified to conform to the presentation for the year ended March 31, 2026, in accordance with the realignment in April 2025.

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Banking	Other (Incl. elimination)	Total
Year ended March 31, 2024
Non-interest revenue	¥380,563	¥149,575	¥875,664	¥35,244	¥105,733	¥1,546,779
Net interest revenue	6,461	4,568	(9,517)	7,617	16,433	25,562

Net revenue	387,024	154,143	866,147	42,861	122,166	1,572,341
Non-interest expenses (1)	268,035	93,945	812,236	27,755	86,179	1,288,150

Income before income taxes	¥118,989	¥60,198	¥53,911	¥15,106	¥35,987	¥284,191

Year ended March 31, 2025
Non-interest revenue	¥422,617	¥181,010	¥1,015,803	¥36,344	¥154,657	¥1,810,431
Net interest revenue	10,934	11,463	42,135	10,828	8,243	83,603

Net revenue	433,551	192,473	1,057,938	47,172	162,900	1,894,034
Non-interest expenses (1)	267,369	102,882	891,656	30,815	127,799	1,420,521

Income before income taxes	¥166,182	¥89,591	¥166,282	¥16,357	¥35,101	¥473,513

Year ended March 31, 2026
Non-interest revenue	¥473,282	¥248,388	¥1,168,966	¥42,081	¥147,858	¥2,080,575
Net interest revenue	14,624	10,128	(6,737)	11,837	49,015	78,867

Net revenue	487,906	258,516	1,162,229	53,918	196,873	2,159,442
Non-interest expenses (1)	283,882	170,219	961,662	39,902	172,227	1,627,892

Income before income taxes	¥204,024	¥88,297	¥200,567	¥14,016	¥24,646	¥531,550

(1)	Includes primarily personnel expenses, occupancy, technology, and professional fees.
Transactions between operating segments are recorded within segment results based on commercial terms and conditions and are eliminated in “
Other
.”

The following table presents the major components of
Income before income taxes
in
“Other”
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net gain (loss) related to economic hedging transactions	¥2,021	¥(5,809)	¥(2,940)
Realized gain on investments in equity securities held for operating purposes	21,027	1,475	3,349
Equity in earnings of affiliates	46,420	51,221	36,452
Corporate items	(11,997)	(5,884)	(41,982)
Other (1)(2)	(21,484)	(5,902)	29,767

Total	¥35,987	¥35,101	¥24,646

(1)	Includes the impact of Nomura’s own creditworthiness.
(2)
On April 10, 2025, Nomura sold certain owned land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥56,144 million is included in
Revenue
—
Other
in the consolidated statements of income for the year ended March 31, 2026.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue, Non-interest expenses
and
Income before income taxes
in the consolidated statements of income for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net revenue	¥1,572,341	¥1,894,034	¥2,159,442
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(10,341)	(1,549)	8,271

Consolidated net revenue	¥1,562,000	¥1,892,485	¥2,167,713

Non-interest expenses	¥1,288,150	¥1,420,521	¥1,627,892
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,288,150	¥1,420,521	¥1,627,892

Income before income taxes	¥284,191	¥473,513	¥531,550
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(10,341)	(1,549)	8,271

Consolidated income before income taxes	¥273,850	¥471,964	¥539,821

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2024, 2025 and 2026.

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The tables below present a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas for the years ended March 31, 2024, 2025 and 2026 and Long-lived assets associated with Nomura’s operations as of March 31, 2024, 2025 and 2026.
Net revenue
in Americas and Europe in the table substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and Long-lived assets have been allocated based on transactions with external customers while
Income (loss) before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net revenue (1) :
Americas	¥453,069	¥589,122	¥669,998
Europe	269,292	375,648	261,522
Asia and Oceania	56,684	61,730	148,415

Subtotal	779,045	1,026,500	1,079,935
Japan	782,955	865,985	1,087,778

Consolidated	¥1,562,000	¥1,892,485	¥2,167,713

Income (loss) before income taxes:
Americas	¥14,650	¥65,753	¥61,868
Europe	(33,064)	20,348	(31,128)
Asia and Oceania	23,795	50,878	60,790

Subtotal	5,381	136,979	91,530
Japan	268,469	334,985	448,291

Consolidated	¥273,850	¥471,964	¥539,821

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Long-lived assets:
Americas	¥121,633	¥111,312	¥385,825
Europe	62,063	55,515	58,555
Asia and Oceania	33,820	31,656	41,112

Subtotal	217,516	198,483	485,492
Japan	270,924	270,693	363,151

Consolidated	¥488,440	¥469,176	¥848,643